Financial Risk Management - Schedule of Financial Instruments by Type of Interest Rate (Details) (Bendon Limited) - NZD ($) $ in Thousands	Jul. 31, 2018	Jan. 31, 2018	Jul. 31, 2017	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Equity	$ 16,232	$ (5,710)	$ (14,781)	$ (9,044)
Bendon Limited [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Equity		(5,710)		(9,044)	$ (17,876)	$ 2,839
Bendon Limited [Member] | 1.00% Increase [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Equity		420		642	352	283
Bendon Limited [Member] | 1.00% Decrease [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Equity		$ (420)		$ (642)	$ (352)	$ (283)